T. ROWE PRICE U.S. HIGH YIELD ETF

February 28, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 2.0%
Banking 0.1%
Assured Partners, FRN, 1M USD LIBOR + 3.50%, 2/12/27 (1)	30	29
		29
Consumer Goods 0.7%
Naked Juice, FRN, 3M TSFR + 6.00%, 10.68%, 1/24/30	200	152
		152
Energy 0.4%
Prairie ECI Acquiror, FRN, 1M USD LIBOR + 4.75%, 3/11/26 (1)	80	79
		79
Services 0.8%
Staples, FRN, 3M USD LIBOR + 5.00%, 9.814%, 4/16/26	174	161
		161
Total Bank Loans (Cost $438)		421
CORPORATE BONDS 97.0%
Automotive 4.6%
Adient Global Holdings, 4.875%, 8/15/26 (2)	275	254
Allison Transmission, 3.75%, 1/30/31 (2)	200	166
Ford Motor Credit, 4.00%, 11/13/30	375	314
Jaguar Land Rover Automotive, 5.50%, 7/15/29 (2)	275	220
Wheel Pros, 6.50%, 5/15/29 (2)	70	31
		985
Basic Industry 4.1%
Element Solutions, 3.875%, 9/1/28 (2)	305	264
ERO Copper, 6.50%, 2/15/30 (2)	250	211
Novelis, 3.875%, 8/15/31 (2)	250	202
SCIH Salt Holdings, 6.625%, 5/1/29 (2)	250	203
		880
Capital Goods 7.1%
ARD Finance, 6.50%, 6/30/27, (6.25% Cash or 7.25% PIK) (2)(3)	275	224
Berry Global, 5.625%, 7/15/27 (2)	225	217
Bombardier, 7.875%, 4/15/27 (2)	225	223
Dornoch Debt Merger Sub, 6.625%, 10/15/29 (2)	292	220
GrafTech Finance, 4.625%, 12/15/28 (2)	250	204
Spirit AeroSystems, 4.60%, 6/15/28	275	227
TransDigm, 5.50%, 11/15/27	225	207
		1,522
Consumer Goods 5.5%
HFC Prestige, 4.75%, 1/15/29 (2)	225	203
HLF Financing, 4.875%, 6/1/29 (2)	295	228
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
MajorDrive Holdings IV, 6.375%, 6/1/29 (2)	200	155
Mattel, 3.75%, 4/1/29 (2)	250	216
Tempur Sealy International, 3.875%, 10/15/31 (2)	150	121
Triton Water Holdings, 6.25%, 4/1/29 (2)	330	262
		1,185
Energy 15.7%
Ascent Resources Utica Holdings, 8.25%, 12/31/28 (2)	200	195
Citgo Holding, 9.25%, 8/1/24 (2)	330	331
CNX Resources, 6.00%, 1/15/29 (2)	200	181
Colgate Energy, 5.875%, 7/1/29 (2)	225	201
Comstock Resources, 6.75%, 3/1/29 (2)	240	221
Encino Acquisition Partners Holdings, 8.50%, 5/1/28 (2)	200	176
EQM Midstream Partners, 4.50%, 1/15/29 (2)	160	134
EQM Midstream Partners, 4.75%, 1/15/31 (2)	135	109
Gulfport Energy, 8.00%, 5/17/26 (2)	200	194
Harvest Midstream I, 7.50%, 9/1/28 (2)	200	193
Hess Midstream Operations, 4.25%, 2/15/30 (2)	250	210
Howard Midstream Energy Partners, 6.75%, 1/15/27 (2)	225	214
NGL Energy Operating, 7.50%, 2/1/26 (2)	225	214
Sunoco LP/Finance, 4.50%, 5/15/29	125	110
Sunoco LP/Finance, 4.50%, 4/30/30	125	108
Tallgrass Energy Partners/Tallgrass Energy Finance, 6.00%, 12/31/30 (2)	260	224
USA Compression Partners, 6.875%, 9/1/27	140	132
Weatherford International, 8.625%, 4/30/30 (2)	225	224
		3,371
Financial Services 4.6%
Advisor Group Holdings, 10.75%, 8/1/27 (2)	175	180
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (2)	50	51
FirstCash, 5.625%, 1/1/30 (2)	225	199
PennyMac Financial Services, 4.25%, 2/15/29 (2)	230	180
PRA Group, 5.00%, 10/1/29 (2)	231	197
Rocket Mortgage, 4.00%, 10/15/33 (2)	225	167
		974
Health Care 3.7%
Bausch Health, 6.125%, 2/1/27 (2)	300	205
CHS/Community Health Systems, 5.25%, 5/15/30 (2)	125	101
Consensus Cloud Solutions, 6.50%, 10/15/28 (2)	175	153
Mednax, 5.375%, 2/15/30 (2)	175	154
Organon Finance, 4.125%, 4/30/28 (2)	200	177
		790
Insurance 3.5%
Alliant Holdings Intermediate, 5.875%, 11/1/29 (2)	245	205
Assured Partners, 5.625%, 1/15/29 (2)	60	51
BroadStreet Partners, 5.875%, 4/15/29 (2)	250	216
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Hub International, 5.625%, 12/1/29 (2)	150	129
Ryan Specialty Group, 4.375%, 2/1/30 (2)	175	149
		750
Leisure 5.8%
Carnival, 5.75%, 3/1/27 (2)	225	185
Carnival Holdings Bermuda, 10.375%, 5/1/28 (2)	95	101
Hilton Domestic Operating, 3.625%, 2/15/32 (2)	325	266
Life Time, 5.75%, 1/15/26 (2)	225	215
Sabre GLBL, 9.25%, 4/15/25 (2)	30	30
Sabre GLBL, 11.25%, 12/15/27 (2)	210	209
Studio City Finance, 5.00%, 1/15/29 (2)	310	237
		1,243
Manufacturing 1.1%
Granite US Holdings, 11.00%, 10/1/27 (2)	225	236
		236
Media 9.2%
CCO Holdings/CCO Holdings Capital, 4.50%, 5/1/32	325	257
Centerfield Media Parent, 6.625%, 8/1/26 (2)	150	100
Deluxe, 8.00%, 6/1/29 (2)	300	250
DISH DBS, 7.375%, 7/1/28	350	238
DISH Network, 11.75%, 11/15/27 (2)	44	45
Lamar Media, 4.00%, 2/15/30	225	193
Radiate Holdco, 6.50%, 9/15/28 (2)	375	178
Scripps Escrow II, 3.875%, 1/15/29 (2)	250	198
Sinclair Television Group, 4.125%, 12/1/30 (2)	200	155
Terrier Media Buyer, 8.875%, 12/15/27 (2)	250	167
Urban One, 7.375%, 2/1/28 (2)	225	199
		1,980
Real Estate 3.2%
Brookfield Property REIT, 4.50%, 4/1/27 (2)	250	214
Outfront Media Capital, 4.25%, 1/15/29 (2)	250	206
VICI Properties/VICI Note, 4.125%, 8/15/30 (2)	315	272
		692
Retail 8.7%
Asbury Automotive Group, 4.75%, 3/1/30	250	216
Bath & Body Works, 5.25%, 2/1/28	175	163
Bath & Body Works, 6.625%, 10/1/30 (2)	58	55
EG Global Finance, 6.75%, 2/7/25 (2)	325	293
LSF9 Atlantis Holdings/Victra Finance, 7.75%, 2/15/26 (2)	469	410
NMG Holding, 7.125%, 4/1/26 (2)	225	217
Victoria's Secret, 4.625%, 7/15/29 (2)	316	257
Yum! Brands, 3.625%, 3/15/31	315	263
		1,874
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Services 4.7%
Herc Holdings, 5.50%, 7/15/27 (2)	215	202
PECF USS Intermediate Holdings, 8.00%, 11/15/29 (2)	243	171
Ritchie Bros Auctioneers, 5.375%, 1/15/25 (2)	200	199
Staples, 7.50%, 4/15/26 (2)	180	160
White Cap Parent, 8.25%, 3/15/26, (8.25% Cash or 9.00% PIK) (2)(3)	300	283
		1,015
Technology & Electronics 5.6%
CommScope Finance, 8.25%, 3/1/27 (2)	225	191
Entegris, 3.625%, 5/1/29 (2)	240	199
Go Daddy Operating, 3.50%, 3/1/29 (2)	240	201
ION Trading Technologies, 5.75%, 5/15/28 (2)	250	202
Sensata Technologies, 4.00%, 4/15/29 (2)	240	211
Veritas US, 7.50%, 9/1/25 (2)	250	193
		1,197
Telecommunications 5.4%
Consolidated Communications, 6.50%, 10/1/28 (2)	250	183
Frontier Communications Holdings, 5.875%, 11/1/29	125	100
Frontier Communications Holdings, 6.00%, 1/15/30 (2)	125	100
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (2)	200	185
Level 3 Financing, 3.625%, 1/15/29 (2)	325	208
Northwest Fiber, 4.75%, 4/30/27 (2)	225	197
Viasat, 6.50%, 7/15/28 (2)	250	185
		1,158
Transportation 2.5%
American Airlines, 5.75%, 4/20/29 (2)	310	294
US Airways Pass-Through Trust, 3.95%, 5/15/27	50	48
VistaJet Malta Finance, 6.375%, 2/1/30 (2)	225	197
		539
Utilities 2.0%
Clearway Energy Operating, 3.75%, 2/15/31 (2)	250	202
Vistra, VR, 8.00%, (2)(4)(5)	115	111
Vistra Operations, 5.625%, 2/15/27 (2)	115	109
		422
Total Corporate Bonds (Cost $20,655)		20,813
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.60%(6)(7)	1	1
Total Short-Term Investments (Cost $1)		1
Total Investments in Securities 99.0% of Net Assets (Cost $21,094)		$21,235
Other Assets Less Liabilities 1.0%		216
Net Assets 100.0%		$21,451

‡	Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this loan is unsettled as of February 28, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $18,237 and represents 85.0% of net assets.
(3)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(4)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5)	Perpetual security with no stated maturity date.
(6)	Seven-day yield
(7)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
FRN	Floating Rate Note
PIK	Payment-in-kind
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. HIGH YIELD ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—#	$—	$6+

Supplementary Investment Schedule
Affiliate	Value 5/31/22	Purchase Cost	Sales Cost	Value 2/28/23
T. Rowe Price Government Reserve Fund	$—	¤	¤	$1^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $6 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. HIGH YIELD ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price U.S. High Yield ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or

T. ROWE PRICE U.S. HIGH YIELD ETF

investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$—	$21,234	$—	$21,234
Short-Term Investments	1	—	—	1
Total	$1	$21,234	$—	$21,235

[1]	Includes Bank Loans and Corporate Bonds.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF1046-054Q3
02/2023